Non-cash transactions	12 Months Ended
Dec. 31, 2024
Non-cash Transactions
Non-cash transactions

22	Non-cash transactions

During the years ended December 31, 2024, 2023 and 2022, the Company carried out non-cash transactions which are not reflected in the statements of cash flows. The main non-cash transactions are as follows:

	2024	2023	2022

Additions and remeasurements of right-of-use assets and lease liabilities	117,897	77,715	100,873
Remeasurement of earn-out of Além da Medicina, CardioPapers and Glic	-	2,556	-
Additions (reversals) of provision for legal proceedings with corresponding indemnification asset, net	(3,154)	20,000	48,333
Additions to intangibles and goodwill through accounts payable to selling shareholders. See Note 4.1.	279,989	234,000	52,329